UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Mid Cap Value Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

The investment objective of the Fund is to seek capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2019 to April 30, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2019 to April 30, 2020 (Unaudited)

Delaware Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period 11/1/19 to 4/30/20*
Actual Fund return†
Class A	$1,000.00	$778.90	1.14%	$5.04
Class C	1,000.00	775.10	1.89%	8.34
Class R	1,000.00	777.60	1.39%	6.14
Institutional Class	1,000.00	779.50	0.89%	3.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.14%	$5.72
Class C	1,000.00	1,015.47	1.89%	9.47
Class R	1,000.00	1,017.95	1.39%	6.97
Institutional Class	1,000.00	1,020.44	0.89%	4.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10

equity holdings

Delaware Mid Cap Value Fund	As of April 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	99.94%
Basic Industry	8.29%
Business Services	1.81%
Capital Spending	10.28%
Consumer Cyclical	4.55%
Consumer Services	5.63%
Consumer Staples	3.88%
Energy	3.07%
Financial Services	20.43%
Healthcare	6.16%
Real Estate Investment Trusts	9.81%
Technology	14.00%
Transportation	2.36%
Utilities	9.67%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Synopsys	3.42%
East West Bancorp	2.18%
Raymond James Financial	2.09%
Public Service Enterprise Group	2.03%
Allstate	1.95%
ITT	1.92%
CMS Energy	1.91%
Hess	1.80%
Teradyne	1.80%
KBR	1.80%

Schedule of investments

Delaware Mid Cap Value Fund	April 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.94%
Basic Industry – 8.29%
Axalta Coating Systems †	18,050	$356,307
Berry Global Group †	30,151	1,199,708
Celanese	8,100	672,867
Crown Holdings †	5,800	373,578
Graphic Packaging Holding	88,350	1,179,473
Huntsman	61,400	1,032,134
Newmont	19,900	1,183,652

		5,997,719

Business Services – 1.81%
Brink’s	14,850	759,132
ManpowerGroup	7,400	549,376

		1,308,508

Capital Spending – 10.28%
AECOM †	24,000	870,240
Allison Transmission Holdings	16,750	608,695
AMETEK	3,500	293,545
Gates Industrial †	51,950	446,251
HD Supply Holdings †	22,750	675,220
ITT	26,300	1,386,536
KBR	64,200	1,300,692
Quanta Services	33,100	1,203,516
United Rentals †	5,100	655,350

		7,440,045

Consumer Cyclical – 4.55%
BorgWarner	17,700	505,689
DR Horton	20,050	946,761
Johnson Controls International	12,818	373,132
Mohawk Industries †	5,350	469,302
Stanley Black & Decker	9,050	997,310

		3,292,194

Consumer Services – 5.63%
Cable One	390	746,015
Darden Restaurants	6,850	505,461
Dollar Tree †	9,300	740,931
Hasbro	7,000	505,470
Marriott International Class A	6,870	624,758
PVH	4,250	209,227
VF	7,450	432,845
ViacomCBS Class B	18,200	314,132

		4,078,839

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples – 3.88%
Campbell Soup	5,700	$284,886
Conagra Brands	22,250	744,040
Kellogg	11,000	720,500
Tyson Foods Class A	9,750	606,353
US Foods Holding †	21,150	454,725

		2,810,504

Energy – 3.07%
Hess	26,750	1,301,120
Marathon Oil	116,050	710,226
Patterson-UTI Energy	56,550	208,669

		2,220,015

Financial Services – 20.43%
Affiliated Managers Group	8,400	587,664
Allstate	13,850	1,408,822
American Financial Group	14,750	977,040
Assurant	8,600	913,664
Comerica	26,250	915,075
East West Bancorp	44,900	1,574,643
First Hawaiian	33,690	592,607
Globe Life	12,475	1,027,191
Hancock Whitney	34,200	715,122
Hartford Financial Services Group	28,850	1,096,011
KeyCorp	109,650	1,277,423
Raymond James Financial	23,000	1,516,160
Reinsurance Group of America	10,550	1,104,374
Synchrony Financial	54,850	1,085,482

		14,791,278

Healthcare – 6.16%
AmerisourceBergen	9,450	847,287
Quest Diagnostics	10,050	1,106,606
Service Corp. International	15,350	563,959
STERIS	5,500	783,750
Zimmer Biomet Holdings	9,650	1,155,105

		4,456,707

Real Estate Investment Trusts – 9.81%
Apartment Investment and Management Class A	26,452	996,447
Brandywine Realty Trust	65,400	729,864
Highwoods Properties	21,300	826,653
Host Hotels & Resorts	65,000	800,150
Kimco Realty	58,300	636,053
Life Storage	12,250	1,072,977
Outfront Media	40,500	635,445

Schedule of investments

Delaware Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	155,150	$850,222
Welltower	10,800	553,284

		7,101,095

Technology – 14.00%
Agilent Technologies	12,650	969,749
Avnet	26,300	789,526
Citrix Systems	2,650	384,277
DXC Technology	9,200	166,796
Fiserv †	6,050	623,513
Flex †	87,550	854,488
Keysight Technologies †	11,225	1,086,243
ON Semiconductor †	24,950	400,323
Qorvo †	7,500	735,225
Synopsys †	15,750	2,474,640
Teradyne	20,800	1,300,832
Western Digital	7,600	350,208

		10,135,820

Transportation – 2.36%
CSX	7,150	473,545
JB Hunt Transport Services	8,350	844,352
Southwest Airlines	12,600	393,750

		1,711,647

Utilities – 9.67%
CMS Energy	24,200	1,381,578
Edison International	14,000	821,940
MDU Resources Group	26,000	583,960
NRG Energy	17,900	600,187
Public Service Enterprise Group	29,050	1,473,125
WEC Energy Group	14,300	1,294,865
Xcel Energy	13,300	845,348

		7,001,003

Total Common Stock (cost $84,442,682)		72,345,374

Total Value of Securities – 99.94% (cost $84,442,682)		$72,345,374

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Mid Cap Value Fund	April 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$72,345,374
Receivable for securities sold	300,872
Receivable for fund shares sold	107,233
Dividends and interest receivable	22,470

Total assets	72,775,949

Liabilities:
Cash due to custodian	43,440
Payable for fund shares redeemed	162,016
Payable for securities purchased	70,443
Accounting and administration expenses payable to non-affiliates	19,869
Reports and statements to shareholders payable to non-affiliates	18,759
Audit and tax fees payable	17,970
Other accrued expenses	16,428
Investment management fees payable to affiliates	15,140
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	14,372
Distribution fees payable to affiliates	2,751
Custody fees payable	2,660
Dividend disbursing and transfer agent fees and expenses payable to affiliates	560
Accounting and administration expenses payable to affiliates	526
Trustees’ fees and expenses payable to affiliates	266
Legal fees payable to affiliates	125
Reports and statements to shareholders expenses payable to affiliates	63

Total liabilities	385,388

Total Net Assets	$72,390,561

Net Assets Consist of:
Paid-in capital	$90,061,844
Total distributable earnings (loss)	(17,671,283)

Total Net Assets	$72,390,561

Statement of assets and liabilities

Delaware Mid Cap Value Fund

Net Asset Value
Class A:
Net assets	$7,850,331
Shares of beneficial interest outstanding, unlimited authorization, no par	1,609,789
Net asset value per share	$4.88
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$5.18

Class C:
Net assets	$1,572,653
Shares of beneficial interest outstanding, unlimited authorization, no par	351,163
Net asset value per share	$4.48

Class R:
Net assets	$230,771
Shares of beneficial interest outstanding, unlimited authorization, no par	47,530
Net asset value per share	$4.86

Institutional Class:
Net assets	$62,736,806
Shares of beneficial interest outstanding, unlimited authorization, no par	12,861,894
Net asset value per share	$4.88
[1] Investments, at cost	$84,442,682

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Mid Cap Value Fund	Six months ended April 30, 2020 (Unaudited)

Investment Income:
Dividends	$ 905,527
Foreign tax withheld	(467)

905,060

Expenses:
Management fees	304,151
Distribution expenses — Class A	11,463
Distribution expenses — Class C	9,531
Distribution expenses — Class R	601
Dividend disbursing and transfer agent fees and expenses	52,403
Registration fees	41,475
Accounting and administration expenses	25,988
Reports and statements to shareholders expenses	18,760
Audit and tax fees	18,101
Legal fees	17,346
Custodian fees	2,960
Trustees’ fees and expenses	1,936
Other	6,119

510,834
Less expenses waived	(127,436)
Less expenses paid indirectly	(408)

Total operating expenses	382,990

Net Investment Income	522,070

Net Realized and Unrealized Loss:
Net realized loss on investments	(5,430,058)
Net change in unrealized appreciation (depreciation) of investments	(16,298,376)

Net Realized and Unrealized Loss	(21,728,434)

Net Decrease in Net Assets Resulting from Operations	$(21,206,364)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Mid Cap Value Fund

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$522,070	$119,357
Net realized loss	(5,430,058)	(362,892)
Net change in unrealized appreciation (depreciation)	(16,298,376)	2,800,401

Net increase (decrease) in net assets resulting from operations	(21,206,364)	2,556,866

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,832)	(359,413)
Class C	—	(62,367)
Class R	—	(3,529)
Institutional Class	(270,191)	(441,142)

	(278,023)	(866,451)

Capital Share Transactions:
Proceeds from shares sold:
Class A	969,028	2,315,806
Class C	220,540	979,105
Class R	70,758	210,211
Institutional Class	82,578,656	8,766,238

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,649	356,575
Class C	—	62,156
Class R	—	3,529
Institutional Class	259,256	331,383

	84,105,887	13,025,003

	Six months ended 4/30/20 (Unaudited)	Year ended 10/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(756,336)	$(3,916,884)
Class C	(182,261)	(988,329)
Class R	(1,290)	(42,901)
Institutional Class	(17,458,503)	(3,666,585)

	(18,398,390)	(8,614,699)

Increase in net assets derived from capital share transactions	65,707,497	4,410,304

Net Increase in Net Assets	44,223,110	6,100,719

Net Assets:
Beginning of period	$28,167,451	$22,066,732

End of period	$72,390,561	$28,167,451

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$6.27	$5.94	$6.23	$5.09	$5.22	$6.22

0.03	0.02	0.03	0.02	0.04	0.02
(1.41)	0.52	(0.24)	1.20	0.13	0.21

(1.38)	0.54	(0.21)	1.22	0.17	0.23

(0.01)	(0.02)	(0.02)	(0.03)	(0.01)	(0.02)
—	(0.19)	(0.06)	(0.05)	(0.29)	(1.21)

(0.01)	(0.21)	(0.08)	(0.08)	(0.30)	(1.23)

$4.88	$6.27	$5.94	$6.23	$5.09	$5.22

(22.11% )	9.99%	(3.45% )	24.17%	3.78%	4.27%

$7,850	$9,758	$10,377	$7,887	$4,795	$3,825
1.14%	1.17%	1.25%	1.25%	1.25%	1.40% [4]
1.45%	2.06%	2.34%	2.86%	4.10%	4.09%
1.09%	0.39%	0.40%	0.42%	0.71%	0.31%
0.78%	(0.50% )	(0.69% )	(1.19% )	(2.14% )	(2.38% )
22%	12%	20%	24%	49%	25%

Financial highlights

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16		10/31/15
$5.78	$5.51	$5.81	$4.76	$4.93		$5.96

0.01	(0.02)	(0.02)	(0.02)	—	[3]	(0.02)
(1.31)	0.48	(0.22)	1.12	0.12		0.20

(1.30)	0.46	(0.24)	1.10	0.12		0.18

—	(0.19)	(0.06)	(0.05)	(0.29)		(1.21)

—	(0.19)	(0.06)	(0.05)	(0.29)		(1.21)

$4.48	$5.78	$5.51	$5.81	$4.76		$4.93

(22.49% )	9.25%	(4.26% )	23.30%	2.95%		3.53%

$1,573	$1,994	$1,837	$1,619	$1,206		$1,084
1.89%	1.92%	2.00%	2.00%	2.00%		2.15%	[5]
2.20%	2.81%	3.09%	3.61%	4.85%		4.84%
0.34%	(0.36% )	(0.35% )	(0.33% )	(0.04%	)	(0.44%	)
0.03%	(1.25% )	(1.44% )	(1.94% )	(2.89%	)	(3.13%	)
22%	12%	20%	24%	49%		25%

Financial highlights

Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	For the year ended Oct. 31, 2015, net investment income distributions of $7 were made by the Fund’s Class R shares, which calculated to an amount of $(0.001) per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

[6]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$6.25	$5.93	$6.22	$5.08	$5.22	$6.21

0.02	0.01	0.01	0.01	0.02	—	[3]
(1.41)	0.51	(0.23)	1.20	0.13	0.22

(1.39)	0.52	(0.22)	1.21	0.15	0.22

—	(0.01)	(0.01)	(0.02)	—	—	[4]
—	(0.19)	(0.06)	(0.05)	(0.29)	(1.21)

—	(0.20)	(0.07)	(0.07)	(0.29)	(1.21)

$4.86	$6.25	$5.93	$6.22	$5.08	$5.22

(22.24% )	9.69%	(3.66% )	23.96%	3.39%	4.14%

$231	$225	$49	$31	$55	$34
1.39%	1.42%	1.50%	1.50%	1.50%	1.65%	[6]
1.70%	2.31%	2.59%	3.11%	4.35%	4.34%
0.84%	0.14%	0.15%	0.17%	0.46%	0.06%
0.53%	(0.75% )	(0.94% )	(1.44% )	(2.39% )	(2.63%	)
22%	12%	20%	24%	49%	25%

Financial highlights

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/20[1]	Year ended
(Unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
$6.28	$5.95	$6.24	$5.10	$5.23	$6.23

0.04	0.04	0.04	0.04	0.05	0.03
(1.42)	0.51	(0.23)	1.19	0.13	0.21

(1.38)	0.55	(0.19)	1.23	0.18	0.24

(0.02)	(0.03)	(0.04)	(0.04)	(0.02)	(0.03)
—	(0.19)	(0.06)	(0.05)	(0.29)	(1.21)

(0.02)	(0.22)	(0.10)	(0.09)	(0.31)	(1.24)

$4.88	$6.28	$5.95	$6.24	$5.10	$5.23

(22.05% )	10.29%	(3.21% )	24.42%	4.05%	4.55%

$62,737	$16,190	$9,804	$3,159	$1,310	$1,059
0.89%	0.92%	1.00%	1.00%	1.00%	1.15% [4]
1.20%	1.81%	2.09%	2.61%	3.85%	3.84%
1.34%	0.64%	0.65%	0.67%	0.96%	0.56%
1.03%	(0.25% )	(0.44% )	(0.94% )	(1.89% )	(2.13% )
22%	12%	20%	24%	49%	25%

Notes to financial statements

Delaware Mid Cap Value Fund	April 30, 2020 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2020 and for all open tax years (years ended Oct. 31, 2017–Oct. 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2020, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $343 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2020, the Fund earned $65 under this arrangement.

Notes to financial statements

Delaware Mid Cap Value Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.89% of the Fund’s average daily net assets through April 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub- Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2020, the Fund was charged $3,361 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2020, the Fund was charged $3,638 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations”

under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2020, the Fund was charged $1,065 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2020, DDLP earned $2,205 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2020, DDLP received gross CDSC commissions of $13 and $113 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2020 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2020, the Fund engaged in Rule 17a-7 securities purchases of $11,552,382. The Fund did not engage in Rule 17a-7 securities sales for the six months ended April 30, 2020. There was no realized gain (loss) as a result of 17a-7 securities purchases.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2019 through March 1, 2021.

Notes to financial statements

Delaware Mid Cap Value Fund

3. Investments

For the six months ended April 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$83,087,102
Sales	16,269,677

At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$84,442,682

Aggregate unrealized appreciation of investments	$3,111,333
Aggregate unrealized depreciation of investments	(15,208,641)

Net unrealized depreciation of investments	$(12,097,308)

At Oct. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character

Short-term	Long-term	Total
$198,493	$111,442	$309,935

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2020:

Level 1
Securities

Assets:

Common Stock	$72,345,374

During the six months ended April 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended April 30, 2020, there were no Level 3 investments.

Notes to financial statements

Delaware Mid Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Shares sold:
Class A	192,647	408,350
Class C	38,818	178,619
Class R	11,677	34,368
Institutional Class	13,413,870	1,468,722

Shares issued upon reinvestment of dividends and distributions:
Class A	1,154	71,031
Class C	—	13,367
Class R	—	705
Institutional Class	39,162	66,144

	13,697,328	2,241,306

Shares redeemed:
Class A	(139,022)	(671,127)
Class C	(32,663)	(180,275)
Class R	(206)	(7,297)
Institutional Class	(3,167,885)	(605,519)

	(3,339,776)	(1,464,218)

Net increase	10,357,552	777,088

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2020 and the year ended Oct. 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions

	Class C	Class A
	Shares	Shares	Value
Six months ended 4/30/20	885	814	$4,163
Year ended 10/31/19	3,665	3,387	21,013

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the

Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of April 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the

Notes to financial statements

Delaware Mid Cap Value Fund

6. Securities Lending (continued)

collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2020. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2020, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds, entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 6, 2020